FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         September 30, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin     10/24/06
--------------------  ---------------------   ----------
   (Signature)           (City/State)           (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:     $ 211,962
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




                                         SADOFF INVESTMENT MANAGEMENT LLC
                                                     FORM 13F
                                                     30-Sep-06

                                                                                                 Voting Authority
                                                        Value    Shares/ Sh/ Put/ Invstmt Other  -----------------
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole    Shared None
----------------------------   -------------- --------- -------- ------- --- ---- ------- ----- ------- ------ -----
ALTRIA GROUP INC.              COM            02209S103      209   2,725 SH       Sole            2,725
BIOMET INC.                    COM            090613100    4,683 145,495 SH       Sole          145,495
BROWN SHOE CO.                 COM            115736100   12,921 360,513 SH       Sole          360,513
C.R. BARD INC.                 COM            067383109   13,380 178,397 SH       Sole          178,397
CATERPILLAR INC.               COM            149123101    5,627  85,520 SH       Sole           85,520
CITIGROUP                      COM            172967101      232   4,665 SH       Sole            4,665
CITIZENS BANKING               COM            174420109      208   7,918 SH       Sole            7,918
CRANE COMPANY                  COM            224399105    6,448 154,250 SH       Sole          154,250
CSX CORPORATION                COM            126408103    9,474 288,590 SH       Sole          288,590
CUMMINS INC.                   COM            231021106   11,595  97,250 SH       Sole           97,250
EATON CORP.                    COM            278058102    8,745 127,020 SH       Sole          127,020
EATON VANCE INSURED MUNI       COM            27827X101    1,182  77,650 SH       Sole           77,650
EXELON CORPORATION             COM            30161N101      509   8,409 SH       Sole            8,409
EXXON MOBIL CORP.              COM            30231G102      666   9,924 SH       Sole            9,924
FEDERATED STORES               COM            31410H101    7,585 175,532 SH       Sole          175,532
FOOT LOCKER INC.               COM            344849104    4,992 197,703 SH       Sole          197,703
GENERAL ELEC CO.               COM            369604103      391  11,071 SH       Sole           11,071
GENERAL MILLS                  COM            370334104   13,034 230,286 SH       Sole          230,286
HERSHEY COMPANY                COM            427866108    2,553  47,771 SH       Sole           47,771
JC PENNEY                      COM            708160106    7,400 108,210 SH       Sole          108,210
KELLOGG CO.                    COM            487836108   14,887 300,629 SH       Sole          300,629
LUCENT TECHNOLOGIES            COM            549463107       42  17,996 SH       Sole           17,996
MARSHALL & ILSLEY              COM            571834100      296   6,150 SH       Sole            6,150
MCCORMICK & CO.                COM            579780206   11,409 300,404 SH       Sole          300,404
MORGAN STANLEY INSURED MUNI    INSD MUN TR    61745P866    1,045  72,100 SH       Sole           72,100
MOTOROLA INC.                  COM            620076109    1,230  49,206 SH       Sole           49,206
MS INSURED MUNI INCOME         INSD MUN INCM  61745P791      257  17,650 SH       Sole           17,650
MS QUALITY MUNI INCOME         QUALT MUN INCM 61745P734      660  45,100 SH       Sole           45,100
MUNIYIELD INSURED FUND         COM            62630E107    1,194  83,646 SH       Sole           83,646
MUNIYIELD QUALITY FUND         COM            626302103      410  28,300 SH       Sole           28,300
NIKE INC.                      CL B           654106103   10,660 121,664 SH       Sole          121,664
NORDSTROM INC.                 COM            655664100    7,528 177,956 SH       Sole          177,956
NORFOLK SOUTHERN               COM            655844108    9,636 218,759 SH       Sole          218,759
NUVEEN INSD DIVID ADVANTAGE MU COM            67071L106      459  30,900 SH       Sole           30,900
NUVEEN INSURED MUNI OPPORTUNIT COM            670984103    1,148  77,596 SH       Sole           77,596
NUVEEN INSURED PREMIUM MUNI    COM            6706D8104      767  59,200 SH       Sole           59,200
NUVEEN INSURED QUALITY MUNI    COM            67062N103      527  36,050 SH       Sole           36,050
PEPSICO                        COM            713448108      229   3,515 SH       Sole            3,515
PROCTER & GAMBLE               COM            742718109      361   5,831 SH       Sole            5,831
PROGRESS ENERGY                COM            743263105      877  19,321 SH       Sole           19,321
RPM INTL INC.                  COM            749685103    3,758 197,875 SH       Sole          197,875
SAKS INC.                      COM            79377W108    3,959 229,095 SH       Sole          229,095
SMUCKERS JM                    COM            832696405    6,296 131,303 SH       Sole          131,303
SOUTHERN CO.                   COM            842587107      523  15,189 SH       Sole           15,189
ST JUDE MEDICAL                COM            790849103    8,892 251,958 SH       Sole          251,958
STRIDE RITE CORP               COM            863314100      723  51,802 SH       Sole           51,802
VARIAN MEDICAL                 COM            92220P105    6,610 123,808 SH       Sole          123,808
WELLS FARGO & COMPANY          COM            949746101      227   6,272 SH       Sole            6,272
WISCONSIN ENERGY               COM            976657106      580  13,442 SH       Sole           13,442
WPS RESOURCES                  COM            92931B106      304   6,118 SH       Sole            6,118
WRIGLEY WM JR CO.              COM            982526105    4,634 100,606 SH       Sole          100,606
REPORT SUMMARY                  51                       211,962